MARCH 19, 1998 SUPPLEMENT TO THE FORTIS WALL STREET SURVIVOR SERIES PROSPECTUS Dated May 1, 1997

Oregon Premium Based Bonuses and Policy Value Bonuses

State law requirements in Oregon mandate that Premium Based Bonuses and Policy Value Bonuses cannot be guaranteed. Therefore, for Policies issued in Oregon there will be no minimum bonuses guaranteed. In all other respects Fortis Benefits will pay these bonuses as set on pages 14 and 15 of the prospectus.

Appendix B--Illustrations of Death Benefits, Policy Values, Surrender Values, and Accumulated Premiums.

As a result of the fact that the above-referenced bonuses are not guaranteed the illustrated values shown on pages B-4 and B-5 would be somewhat lower for Policies issued in Oregon. The illustrated values for Oregon are as follows:

MALE ISSUE AGE 55, FEMALE AGE 53
STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $825,000--DEATH BENEFIT OPTION A
GUARANTEED CHARGE, POLICY VALUE BONUS AND PREMIUM BASED BONUS SCHEDULES

            PREMIUMS
           ACCUMULATED
              AT 5%
 END OF     INTEREST
 POLICY     PER YEAR       DEATH      POLICY     SURRENDER      DEATH      POLICY     SURRENDER     DEATH     POLICY     SURRENDER
  YEAR         (1)        BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT     VALUE       VALUE
---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  ---------  ---------  -----------
                                     0% (1)(2)                            4% (1)(2)                           8% (1)(2)
                        -----------------------------------  -----------------------------------  ---------------------------------
                                      VALUES BASED ON ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN OF
                        -----------------------------------------------------------------------------------------------------------
        1   $  15,750      825,000      11,365       2,529      825,000      11,871       3,036     825,000     12,378       3,544
        2      32,288      825,000      22,409      12,696      825,000      23,885      14,176     825,000     25,402      15,698
        3      49,652      825,000      33,127      23,722      825,000      36,030      26,625     825,000     39,096      29,691
        4      67,884      825,000      43,503      35,274      825,000      48,289      40,060     825,000     53,480      45,251
        5      87,029      825,000      53,527      46,473      825,000      60,645      53,592     825,000     68,578      61,524
        6     107,130      825,000      63,177      57,299      825,000      73,075      67,197     825,000     84,407      78,529
        7     128,237      825,000      72,430      67,728      825,000      85,549      80,847     825,000    100,982      96,280
        8     150,398      825,000      81,262      77,735      825,000      98,038      94,511     825,000    118,321     114,794
        9     173,668      825,000      89,628      87,277      825,000     110,493     108,142     825,000    136,426     134,075
       10     198,102      825,000      97,474      96,298      825,000     122,853     121,678     825,000    155,289     154,114
       15     339,862      825,000     130,085     130,085      825,000     184,664     184,664     825,000    265,155     265,155
       20     520,789      825,000     134,777     134,777      825,000     229,705     229,705     825,000    393,809     393,809
       25     751,702      825,000     107,523     107,523      825,000     239,740     239,740     825,000    539,507     539,507
       40   1,902,596            0           0           0            0           0           0   1,387,861  1,347,438   1,347,438


 END OF
 POLICY      DEATH     POLICY     SURRENDER
  YEAR      BENEFIT     VALUE       VALUE
---------  ---------  ---------  -----------
                      12% (1)(2)
           ---------------------------------

        1    825,000     12,886       4,052
        2    825,000     26,960      17,261
        3    825,000     42,329      32,924
        4    825,000     59,102      50,873
        5    825,000     77,401      70,347
        6    825,000     97,354      91,476
        7    825,000    119,101     114,399
        8    825,000    142,799     139,272
        9    825,000    168,605     166,254
       10    825,000    196,690     195,514
       15    825,000    384,047     384,047
       20    825,000    678,211     678,211
       25  1,219,787  1,161,702   1,161,702
       40  4,905,844  4,762,955   4,762,955

------------------------
(1) Assumes annual premium of $15,000 paid in full at the beginning of each Policy year. The values vary from those shown if the amount or frequency of payments vary.

(2) Assumes that no Policy loan or partial withdrawal has been made and no optional insurance riders have been selected. Zero values in the Death Benefit column indicate Policy lapse in the absence of sufficient additional premium payments.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS INCLUDING THE PREMIUM AND POLICY VALUE ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE PORTFOLIOS. THE DEATH BENEFIT, POLICY VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE BY FORTIS BENEFITS OR FORTIS SERIES THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MALE ISSUE AGE 55, FEMALE ISSUE AGE 53
NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $825,000--DEATH BENEFIT OPTION B
GUARANTEED CHARGE, POLICY VALUE BONUS AND PREMIUM BASED BONUS SCHEDULES

            PREMIUMS
           ACCUMULATED
              AT 5%
 END OF     INTEREST
 POLICY     PER YEAR       DEATH      POLICY     SURRENDER     DEATH     POLICY     SURRENDER     DEATH     POLICY     SURRENDER
  YEAR         (1)        BENEFIT      VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
---------  -----------  -----------  ---------  -----------  ---------  ---------  -----------  ---------  ---------  -----------
                                     0% (1)(2)                           4% (1)(2)                          8% (1)(2)
                        -----------------------------------  ---------------------------------  ---------------------------------
                                     VALUES BASED ON ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN OF
                        ---------------------------------------------------------------------------------------------------------
        1   $  15,750      836,364      11,364       2,528     836,871     11,871       3,035     837,378     12,378       3,543
        2      32,288      847,405      22,405      12,692     848,880     23,880      14,172     850,397     25,397      15,693
        3      49,652      858,113      33,113      23,708     861,015     36,015      26,610     864,080     39,080      29,675
        4      67,884      868,470      43,470      35,241     873,252     48,252      40,023     878,439     53,439      45,210
        5      87,029      878,460      53,460      46,406     885,569     60,569      53,515     893,490     68,490      61,437
        6     107,130      888,056      63,056      57,178     897,933     72,933      67,055     909,240     84,240      78,362
        7     128,237      897,228      72,228      67,525     910,305     85,305      80,603     925,689    100,689      95,986
        8     150,398      905,942      80,942      77,415     922,643     97,643      94,116     942,834    117,834     114,308
        9     173,668      914,143      89,143      86,792     934,880    109,880     107,529     960,651    135,651     133,300
       10     198,102      921,761      96,761      95,586     946,931    121,931     120,755     979,093    154,093     152,918
       15     339,862      951,535     126,535     126,535   1,004,456    179,456     179,456   1,082,466    257,466     257,466
       20     520,789      947,966     122,966     122,966   1,034,591    209,591     209,591   1,184,191    359,191     359,191
       25     751,702      921,880      96,880      96,880   1,042,599    217,599     217,599   1,292,251    467,251     467,251
       40   1,902,596            0           0           0           0          0           0     951,446    126,446     126,446


 END OF
 POLICY      DEATH     POLICY     SURRENDER
  YEAR      BENEFIT     VALUE       VALUE
---------  ---------  ---------  -----------
                      12% (1)(2)
           ---------------------------------

        1    837,885     12,885       4,052
        2    851,955     26,955      17,256
        3    867,312     42,312      32,907
        4    884,056     59,056      50,827
        5    902,300     77,300      70,247
        6    922,159     97,159      91,281
        7    943,750    118,750     114,047
        8    967,201    142,201     138,674
        9    992,628    167,628     165,277
       10  1,020,142    195,142     193,966
       15  1,197,650    372,650     372,650
       20  1,443,253    618,253     618,253
       25  1,607,268    982,268     982,268
       40  3,669,581  2,844,581   2,844,581

------------------------
(1) Assumes annual premium of $15,000 paid in full at the beginning of each Policy year. The values vary from those shown if the amount or frequency of payments vary.

(2) Assumes that no Policy loan or partial withdrawal has been made and no optional insurance riders have been selected. Zero values in the Death Benefit column indicate Policy lapse in the absence of sufficient additional premium payments.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS INCLUDING THE PREMIUM AND POLICY VALUE ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE PORTFOLIOS. THE DEATH BENEFIT, POLICY VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE BY FORTIS BENEFITS OR FORTIS SERIES THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.